Accounts Receivable, Net (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Accounts Receivable, Net [Abstract]
Provision for credit losses	$ 101,598	$ 13,012	$ (61,357)	$ 5,246